Commitments and Contingencies (Tables)	8 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

As of December 31, 2012, the Company was obligated under non-cancellable operating leases minimum rentals as follows:

HK$

Years ending December 31,
2013	16,267
2014	11,032
2015	1,485
Thereafter	-
Total minimum lease payments	28,784